Inventories (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 26,538	$ 27,638
Work in progress	904	902
Finished goods	1,089,814	1,320,562
Total inventories	$ 1,117,256	$ 1,349,102